LEASES - Right-of-use leased asset (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023
Right-of-use leased asset
Book value at the beginning of the period/year	$ 13,936,575
Depreciation of the period/year	2,526,174	$ 2,816,343
Book value at the end of the period/year	12,688,949		$ 13,936,575
Right-of-use leased asset
Right-of-use leased asset
Book value at the beginning of the period/year	21,163,192	15,828,032	15,828,032
Additions of the period/year	2,146,418		3,154,950
Additions from business combination			3,005,000
Disposals	(1,375,665)		(1,839,921)
Exchange differences	(426,105)		1,015,131
Book value at the end of the period/year	21,507,840		21,163,192
Depreciation
Right-of-use leased asset
Book value at the beginning of the period/year	(7,226,617)	$ (3,684,006)	(3,684,006)
Disposals	(921,505)		(171,870)
Exchange differences	12,395		(148,587)
Depreciation of the period/year	2,526,174		3,565,894
Book value at the end of the period/year	$ (8,818,891)		$ (7,226,617)